Organization and Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Activity related to the repair and maintenance supply parts reserve
Balance, Beginning of Year	$ 700	$ 620	$ 585
Provision Charged to Expense	438	366	348
Amounts Written Off	238	286	313
Balance, End of Year	$ 900	$ 700	$ 620